Note 2 - Summary of Significant Accounting Policies: e. Fair Value of Financial Instruments (Policies)	12 Months Ended
Sep. 30, 2016
Policies
e. Fair Value of Financial Instruments

e.     Fair Value of Financial Instruments – Our financial instruments include cash, restricted cash, and available-for-sale equity securities. The carrying value of restricted cash approximates fair value, based on the contractual terms of those instruments.